UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

       Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 8/31/12

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 98.61%
	AEROSPACE / DEFENSE - 2.41%
85,132	Lockheed Martin Corp.	$ 7,758,930

	AGRICULTURE - 2.35%
84,025	Philip Morris International, Inc.	7,503,433

	BANKS - 2.46%
246,742	Bank of the Ozarks, Inc.	7,920,418

	COMPUTERS - 4.56%
123,150	Accenture PLC - Cl. A	7,586,040
36,341	International Business Machines Corp.	7,081,044
		14,667,084
	DISTRIBUTION / WHOLESALE - 2.40%
37,404	WW Grainger, Inc.	7,703,728

	DIVERSIFIED FINANCIAL SERVICES - 4.69%
136,358	Ameriprise Financial, Inc.	7,487,418
123,363	T Rowe Price Group, Inc.	7,579,423
		15,066,841
	ELECTRIC - 2.26%
191,690	Wisconsin Energy Corp.	7,276,552

	HEALTHCARE PRODUCTS - 2.26%
136,549	Stryker Corp.	7,272,600

	HOUSEHOLD PRODUCTS / WARES - 2.30%
134,721	Church & Dwight Co., Inc.	7,374,628

	INSURANCE - 2.25%
98,114	ACE Ltd.	7,233,945

	LEISURE TIME - 2.20%
94,224	Polaris Industries, Inc.	7,084,703

	MACHINERY-DIVERSIFIED - 4.72%
75,136	Cummins, Inc.	7,296,457
133,580	Nordson Corp.	7,855,840
		15,152,297
	MEDIA - 4.57%
249,501	Comcast Corp.	8,201,098
70,291	FactSet Research Systems, Inc.	6,485,751
		14,686,849

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2012
Shares	Security	Market Value

	MISCELLANEOUS MANUFACTURING - 2.18%
87,607	Parker Hannifin Corp.	$ 7,006,808

	PHARMACEUTICALS - 11.85%
115,672	Abbott Laboratories	7,581,143
193,690	AmerisourceBergen Corp.	7,460,939
172,705	Cardinal Health, Inc.	6,830,483
137,324	Novartis AG - ADR	8,103,489
51,487	Novo Nordisk A/S - ADR	8,089,122
		38,065,176
	PIPELINES - 12.38%
180,113	Enbridge, Inc.	7,100,054
243,636	Genesis Energy LP	7,874,315
170,047	ONEOK, Inc.	7,572,193
209,065	Sunoco Logistics Partners LP	9,752,882
231,476	Williams Cos, Inc.	7,469,731
		39,769,175
	REITS - 4.90%
100,711	Digital Realty Trust, Inc.	7,503,976
341,765	Omega Healthcare Investors, Inc.	8,209,195
		15,713,171
	RETAIL - 18.65%
223,135	Brinker International, Inc.	7,689,232
125,564	Casey's General Stores, Inc.	7,100,644
83,007	Costco Wholesale Corp.	8,123,895
157,527	CVS Caremark Corp.	7,175,355
80,108	McDonald's Corp.	7,168,865
165,416	Nu Skin Enterprises, Inc.	6,863,110
114,142	Ross Stores, Inc.	7,897,485
173,024	TJX Cos, Inc.	7,922,769
		59,941,355
	SEMICONDUCTORS - 4.52%
277,068	Intel Corp.	6,879,598
124,326	QUALCOMM, Inc.	7,641,076
		14,520,674
	SOFTWARE - 2.34%
244,308	Microsoft Corp.	7,529,572

	TRANSPORTATION - 2.36%
338,232	CSX Corp.	7,596,691

	TOTAL COMMON STOCK	316,844,630
	( Cost - $296,050,639)

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2012
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 1.23%
3,966,229	Fifth Third US Treasury Money Market Fund, 0.01% +	$ 3,966,229
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $3,966,229)

	TOTAL INVESTMENTS - 99.84%
	( Cost - $300,016,868) (a)	$ 320,810,859
	OTHER LIABILITIES LESS ASSETS - 0.16%	512,075
	NET ASSETS - 100.00%	$ 321,322,934

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2012. ADR - American Depositary Receipt
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 24,670,761
	Unrealized depreciation:	(3,876,770)
	Net unrealized appreciation:	$ 20,793,991

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2012

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 316,844,630	$ -	$ -	$ 316,844,630
Short-Term Investments	$ 3,966,229	-	-	$ 3,966,229
Total	$ 320,810,859	$ -	$ -	$ 320,810,859
The Fund did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date      10/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

 10/24/12

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

10/24/12